Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 28, 2022, Byline Bancorp, Inc., (“the Company”) issued a press release announcing its financial results for the first quarter ended March 31, 2022. A copy of the press release is attached as Exhibit 99.1 and is incorporated herein by reference. On April 28, 2022, the Company made available on its website a slide presentation regarding the Company’s first quarter 2022 financial results, which will be used as part of a publicly accessible conference call on April 29, 2022. A copy of the slide presentation is attached as Exhibit 99.2 and is incorporated herein by reference.
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	BYLINE BANCORP, INC.
Entity Central Index Key	0001702750
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38139
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3012593
Entity Address, Address Line One	180 North LaSalle Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	773
Local Phone Number	244-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	BY
Name of each exchange on which registered	NYSE